Share-based payments (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Stock option exercise grant date term	10 years
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Stock option plans expenses	R$ 14,102	R$ 11,482
Restricted Shares Plan [Member]
IfrsStatementLineItems [Line Items]
Stock option plans expenses	R$ 12,082	R$ 9,469
Smiles S.A. [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Period of stock options exercised		4 years
Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Share price one	R$ 7.34		R$ 17.03
Share Based Compensation Vesting Tranche One [Member] | Smiles S.A. [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Vesting percentage	20.00%
Share Based Compensation Vesting Tranche One [Member] | Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Vesting percentage	20.00%
Share Based Compensation Vesting Tranche Two [Member] | Smiles S.A. [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Vesting percentage	30.00%
Share Based Compensation Vesting Tranche Two [Member] | Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Vesting percentage	20.00%
Share Based Compensation Vesting Tranche Three [Member] | Smiles S.A. [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Vesting percentage	50.00%
Share Based Compensation Vesting Tranche Three [Member] | Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Vesting percentage	30.00%
Share Based Compensation Vesting Tranche Four [Member] | Gol Linhas Aereas Inteligentes S.A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Vesting percentage	30.00%